Rehabilitation and Closure Cost Provision - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2020 CAD ($)	Apr. 30, 2020 MXN ($)	Apr. 30, 2019 CAD ($)	Apr. 30, 2018 CAD ($)
Disclosure of number and weighted average exercise price of outstanding other equity instruments [line items]
Rehabilitation expenses	$ 1,014		$ 1,254	$ 1,162
Decommissioning rehabilitation costs	$ 1,028	$ 17,740	$ 1,278
Discount rate	8.00%	8.00%	8.00%
Inflation rate	3.50%	3.50%	3.50%
Bottom of range [member]
Disclosure of number and weighted average exercise price of outstanding other equity instruments [line items]
Mine life	5 years	5 years
Top of range [member]
Disclosure of number and weighted average exercise price of outstanding other equity instruments [line items]
Mine life	10 years	10 years